RISK MANAGEMENT - Individual evaluation of impairment for other financial instruments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt instruments
RISK MANAGEMENT
Maximum exposure	$ 27,431,181	$ 28,833,828
Debt instruments | Individual evaluation
RISK MANAGEMENT
Maximum exposure	27,431,181	28,833,828
Impairment	(67,189)	(27,923)
Final Exposure	27,363,992	28,805,905
Equity
RISK MANAGEMENT
Maximum exposure	573,855	480,153
Impairment	0	0	$ 0
Equity | Individual evaluation
RISK MANAGEMENT
Maximum exposure	573,855	480,153
Impairment	0	0
Final Exposure	573,855	480,153
Fair value | Debt instruments | Individual evaluation
RISK MANAGEMENT
Maximum exposure	19,029,919	15,036,467
Impairment	(2,286)
Final Exposure	19,027,633	15,036,467
Amortized Cost | Debt instruments | Individual evaluation
RISK MANAGEMENT
Maximum exposure	8,401,262	13,797,361
Impairment	(64,903)	(27,923)
Final Exposure	8,336,359	13,769,438
Fair Value through profit or loss | Equity | Individual evaluation
RISK MANAGEMENT
Maximum exposure	90,538	85,244
Impairment	0	0
Final Exposure	90,538	85,244
Fair Value through OCI | Equity | Individual evaluation
RISK MANAGEMENT
Maximum exposure	483,317	394,909
Impairment	0	0
Final Exposure	$ 483,317	$ 394,909